Significant Accounting Policies - Schedule of Property, Plant and Equipment Depreciation Rates (Details)	12 Months Ended
Dec. 31, 2020
Furniture and Office Equipment [Member] | Minimum [Member]
Rate of depreciation, percentage	7.00%
Furniture and Office Equipment [Member] | Maximum [Member]
Rate of depreciation, percentage	15.00%
Machines [Member] | Minimum [Member]
Rate of depreciation, percentage	10.00%
Machines [Member] | Maximum [Member]
Rate of depreciation, percentage	15.00%
Computers [Member]
Rate of depreciation, percentage	33.00%
Vehicles [Member]
Rate of depreciation, percentage	15.00%